17. Borrowings and financing (Details 3) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about borrowings [line items]
Borrowings and financing	R$ 4,560	R$ 5,869	R$ 7,978
Borrowings and financing, current liabilities	1,251	2,957
Borrowings and financing, noncurrent liabilities	3,337	2,912
Borrowing cost
Disclosure of detailed information about borrowings [line items]
Borrowings and financing	(16)	(14)
Debentures, Promissory Note and Certificate of Agribusiness Receivables
Disclosure of detailed information about borrowings [line items]
Borrowings and financing	3,015	2,472
Borrowings and financing, current liabilities	481	568
Borrowings and financing, noncurrent liabilities	2,534	1,904
12th Issue of Debentures – CBD
Disclosure of detailed information about borrowings [line items]
Issue Amount	900	900
Outstanding debentures	R$ 900,000	900,000
Issue date	Sep. 17, 2014
Maturity date	Sep. 12, 2019
Annual financial charges
Unit price	1,023	1,023
Borrowings and financing	921	939
13th Issue of Debentures – CBD - CRA
Disclosure of detailed information about borrowings [line items]
Issue Amount	1,012	1,012
Outstanding debentures	R$ 1,012,500	1,012,500
Issue date	Dec. 20, 2016
Maturity date	Dec. 20, 2019
Annual financial charges
Unit price	1,001	1,001
Borrowings and financing	1,014	1,017
14th Issue of Debentures – CBD and CRA
Disclosure of detailed information about borrowings [line items]
Issue Amount	1,080	1,080
Outstanding debentures	R$ 1,080,000	1,080,000
Issue date	Apr. 17, 2017
Maturity date	Apr. 13, 2020
Unit price	R$ 1,015	1,015
Borrowings and financing	1,096	0
2nd Issue of Promissory Note – CBD
Disclosure of detailed information about borrowings [line items]
Issue Amount	500	500
Outstanding debentures	R$ 200,000	200,000
Issue date	Aug. 01, 2016
Maturity date	Jan. 30, 2017
Annual financial charges
Unit price	0	0
Borrowings and financing	R$ 0	R$ 530